NOTE 9. THIRD PARTY BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of short-term borrowings
	Weighted-average interest rate			December 31,
	2015	2014	Maturities	2015	2014

Short-term bank loans	5.93%	7.07%	February 2016 to November 2016	$75,921	$155,254

Summary of long-term borrowings
	Weighted-average interest rate			December 31,
	2015	2014	Maturities	2015	2014

Long-term bank loans, current portion	6.77%	6.77%	February 2016 to August 2016	$13,860	$2,451
Long-term bank loans	6.77%	6.77%		-	14,708
Total				$13,860	$17,159